SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Basis of Consolidation
Basis of Consolidation

The Consolidated Financial Statements include the accounts of Yamana Gold Inc. (parent and ultimate holding company) and the following significant entities as at December 31, 2017 and 2016:

			Interest
Legal Entity	Mine	Country of incorporation	2017	2016
Mineração Maracá Industria e Comércio S.A.	Chapada	Brazil	100%	100%
Minera Meridian Ltda.	El Peñón	Chile	100%	100%
Canadian Malartic Corporation - a joint operation (Note 3(b))	Canadian Malartic	Canada	50%	50%
Minera Florida Ltda.	Minera Florida	Chile	100%	100%
Jacobina Mineração e Comércio Ltda.	Jacobina	Brazil	100%	100%
Minas Argentinas S.A.	Gualcamayo	Argentina	100%	100%

The Company's Consolidated Financial Statements also include the Company's 100%-owned development property, Cerro Moro in Argentina which is under construction, Yamana Gold Ontario in Canada, Agua Fria in Chile, the Company’s 56.7% interest in Agua De La Falda S.A. ("ADLF"), and the Company's 53.6% interest in Brio Gold Inc. ("Brio Gold").

The financial statements of entities which are controlled by the Company through voting equity interests, referred to as subsidiaries, are consolidated. Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Control is determined to be achieved if, and only if, the Company has:

•	Power over the investee (i.e., existing rights providing the ability to direct the relevant activities of the investee);

•	Exposure, or rights, to variable returns from its involvement with the investee;

•	The ability to use its power over the investee to affect its returns.

The Company re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control described above. Consolidation of an investee begins when the Company obtains control over the investee and ceases when the Company loses control of the investee. Assets, liabilities, income and expenses of an investee are included in the Consolidated Financial Statements from the date the Company gains control or joint control until the date the Company ceases to control the investee.

Profit or loss and each component of other comprehensive income ("OCI") are attributed to the equityholders of the Company and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to conform to the Company’s accounting policies.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill as applicable), liabilities, non-controlling interest and other components of equity while any resultant gain or loss is recognized in profit or loss. Any investment retained is recognized at fair value.

All intercompany assets and liabilities, equity, income, expenses and cash flows between the Company and its subsidiaries are eliminated on consolidation.

The Company does not have any material off-balance sheet arrangements, except as noted in Note 33: Contractual Commitments to the Company's Consolidated Financial Statements.

Joint Arrangements
Joint Arrangements

Joint arrangements are those entities over whose activities the Company has joint control, established by contractual agreement. The Consolidated Financial Statements include the Company’s share of its 50% interest in Canadian Malartic’s assets, liabilities, revenue and expenses with items of a similar nature on a line-by-line basis in accordance with its share in those entities and from the date that joint control commences until the date that control ceases. A jointly controlled operation is a joint arrangement carried on by each party in the joint arrangement using its own assets in pursuit of the joint operations. In assessing whether a joint arrangement is a joint operation or a joint venture, the rights and obligations arising from the joint arrangement are considered including:

•	The structure and legal form of the arrangement,

•	The terms agreed by the parties in the contractual arrangement and, when relevant,

•	Other facts and circumstances.

When accounting for the acquisition of interests in joint operations in which the activity constitutes a business, the Company applies IFRS 3 Business Combinations (“IFRS 3”) and the guidance on business combinations in other IFRSs except for those principles that conflict with the guidance in IFRS 11 Joint Arrangements.  Identifiable assets and liabilities are measured, subject to the exceptions in IFRS 3, at fair value and the residual recognized as goodwill. Furthermore, transaction costs are expensed as incurred and deferred taxes are recognized on initial recognition of assets and liabilities.

For a joint operation, the Consolidated Financial Statements include the assets that the Company controls and the liabilities that it incurs in the course of pursuing the joint operation and the expenses that the Company incurs and its share of the income that it earns from the joint operation. For a joint venture, the Consolidated Financial Statements include the Company’s investment in the joint venture, which is accounted for using the equity method.

Foreign Currency Translation
Foreign Currency Translation

The Company's mining operations operate primarily within an economic environment where the functional currency is the US Dollar. Transactions in foreign currencies are translated to functional currency at exchange rates in effect at the dates of the transactions. Monetary assets and liabilities of the Company's operations denominated in a currency other than the US Dollar are translated into US Dollars at the exchange rate prevailing as at the balance sheet date. Non-monetary assets and liabilities are translated at historical exchange rates prevailing at each transaction date. Revenue and expenses are translated at the average exchange rates prevailing during the year, with the exception of depletion, depreciation and amortization which is translated at historical exchange rates. Exchange gains and losses from translation are included in earnings. Foreign exchange gains and losses related to income taxes, if any, are reported within the income tax expense line in the Company's consolidated statement of operations.

Business Combinations
Business Combinations

A business combination requires that the assets acquired and liabilities assumed constitute a business. A business consists of inputs and processes applied to those inputs that have the ability to create outputs. Although businesses usually have outputs, outputs are not required for an integrated set of activities and assets to qualify as a business as the Company considers other factors to determine whether the set of activities and assets is a business. A transaction does not qualify as a business combination when significant inputs, processes, and outputs that together constitute a business were not identified; the transaction is then accounted for as a purchase of assets and assumption of liabilities.

Business combinations are accounted for using the acquisition method whereby the identifiable assets acquired and the liabilities assumed are recorded at acquisition-date fair values; non-controlling interests in an acquiree that are present ownership interests and entitle their holders to a proportionate share of the entity's net assets in the event of liquidation are measured at either fair value or at the non-controlling interests' proportionate share of the recognized amounts of the acquiree's net identifiable assets. The choice of measurement basis is made on a transaction by transaction basis.

The excess of (i) total consideration transferred by the Company, measured at fair value, including contingent consideration, and (ii) the non-controlling interests in the acquiree, over the acquisition-date fair value of the net of the assets acquired and liabilities assumed, is recorded as goodwill. If the fair value attributable to the Company's share of the identifiable net assets exceeds the cost of acquisition, the difference is recognized as a gain in the consolidated statement of operations.

Should the consideration be contingent on future events, the preliminary cost of the acquisition recorded includes management's best estimate of the fair value of the contingent amounts expected to be payable. Preliminary fair values of net assets are finalized within one year of the acquisition date with retrospective restatement to the acquisition date as required.

The information necessary to measure the fair values as at the acquisition date of assets acquired and liabilities assumed requires management to make certain judgements and estimates about future events, including but not limited to estimates of mineral reserves and mineral resources acquired, exploration potential, future operating costs and capital expenditures, future metal prices and future foreign exchange rates. Changes to the preliminary measurements of assets and liabilities acquired are retrospectively adjusted when new information is obtained until the final measurements are determined within one year of the acquisition date.

Impairment and Reversal of Impairment of Non-Current Assets and Goodwill
Impairment and Reversal of Impairment of Non-Current Assets and Goodwill

The Company assesses at the end of each reporting period whether there is any indication, from external and internal sources of information, that an asset or cash generating unit (“CGU”) may be impaired.

A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The Company defines a CGU as an area of interest. An area of interest is an area of similar geology; an area of interest includes exploration tenements/licenses, which are geographically close together, are managed by the same geological management group and have similar prospectivity. An area of interest may be categorized as project area of interest or exploration area of interest as defined by the geology/exploration team of the Company. A project area of interest represents an operating mine or a mine under construction and its nearby exploration properties, which are managed by the Company's operations group. An exploration area of interest represents a portfolio or pool of exploration properties which are not adjacent to an operating mine or a mine under construction; an exploration area of interest is managed by the Company's exploration group.

Information the Company considers as impairment indicators include changes in the market, economic and legal environment in which the Company operates that are not within its control and affect the recoverable amount of the asset or CGU. Internal sources of information include the manner in which property and plant and equipment are being used or are expected to be used and indications of economic performance of the assets, historical exploration and operating results. Estimates include but are not limited to estimates of the discounted future after-tax cash flows expected to be derived from the Company's mining properties, costs to sell the mining properties and the discount rate. Reductions in metal price forecasts, increases in estimated future costs of production, increases in estimated future capital costs, reductions in the amount of recoverable mineral reserves and mineral resources and/or adverse current economics can result in a write-down of the carrying amounts of the Company's mineral properties and/or goodwill.

If indication of impairment exists, the Company estimates the recoverable amount of the asset or CGU to determine the amount of impairment loss. For exploration and evaluation assets, indicators include but are not limited to, continuous downward trend in metal prices resulting in lower in-situ market values for exploration potential, expiration of the right to explore, substantive expenditure in the specific area is neither budgeted nor planned, and if the entity has decided to discontinue exploration activity in the specific area.

When an impairment review is undertaken, recoverable amount is assessed by reference to the higher of 1) value in use and 2) fair value less costs of disposal (“FVLCD”). The best evidence of FVLCD is the value obtained from an active market or binding sale agreement. Where neither exists, FVLCD is based on the best information available to reflect the amount the Company could receive for the CGU in an arm's length transaction. This is often estimated using discounted cash flow techniques. Where recoverable amount is assessed using discounted cash flow techniques, the resulting estimates are based on detailed mine and/or production plans and assumptions a market participant may take into account. For value in use, recent cost levels are considered, together with expected changes in costs that are compatible with the current condition of the business and which meet the requirements of IAS 36 Impairment of Assets. Assumptions underlying recoverable amount estimates are subject to significant risks and uncertainties. Where third-party pricing services are used, the valuation techniques and assumptions used by the pricing services are reviewed by the Company to ensure compliance with the accounting policies and internal control over financial reporting of the Company. The Company assesses at the end of each reporting period whether there is any indication that an impairment loss recognized in prior periods for an asset other than goodwill may no longer exist or may have decreased. If any such indication exists, the Company estimates the recoverable amount and considers the reversal of the impairment loss recognized in prior periods up to the carrying amount of the CGU (net of amortization or depreciation) as if no impairment had been recognized in the past.

The Company tests for impairment of goodwill and indefinite-life intangibles or intangible assets not yet available for use at least on an annual basis or upon the occurrence of a triggering event or circumstance that indicates impairment. For the purposes of impairment testing, goodwill is allocated to the CGUs that are expected to benefit from the synergies of the combination in which the goodwill arose. An impairment loss recognized for goodwill is not reversed in a subsequent period.

Operating Segments
Operating Segments

The Company bases its operating segments on the way information is reported and used by the Chief Operating Decision Makers ("CODM"). The Company has seven core reportable operating segments as follows:

•	Chapada mine in Brazil,

•	El Peñón mine in Chile,

•	Canadian Malartic mine in Canada (50% interest),

•	Minera Florida mine in Chile,

•	Jacobina mine in Brazil,

•	Gualcamayo mine in Argentina, and

•	Brio Gold Inc.

In addition to the above reportable operating segments, the Company aggregates and discloses the financial results, under "Corporate and other", of other operating segments having similar economic characteristics as reviewed by the CODM and include, but are not limited to other exploration properties and corporate entities as these operating segments do not qualify as core reportable operating segments nor do any individually, based on their materiality, performance or prospects for future net cash flows, assist in more informed judgements about the entity as a whole.

The Company’s CODM, comprised of the senior management team, performs planning, reviews results of operations, assesses performance and makes resource allocation decisions based on the segment structure described above at an operational level on a number of measures, which include mine operating earnings, production levels and unit production costs. The Company's CODM also relies on a management team with its members positioned in the geographical regions where the Company's key mining operations are located. Segment results that are reported to the Company's CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

Each segment derives its revenues mainly from the sales of precious metals through specific channels and processes as coordinated and managed by the corresponding divisional management group. General and administrative, exploration and evaluation, net finance income or expense, and other operating expenses such as impairment charges and reversals and investment write-down are managed mainly on a consolidated basis and are therefore, not reflected in detail in the measure of segment profit or loss for each reportable segment.

Non-current Assets Held for Sale and Discontinued Operations
Non-Current Assets Held for Sale and Discontinued Operations

Non-current assets and disposal groups are classified as held for sale if their carrying value will be recovered principally through a sale transaction rather than through continuing use.  The criteria for held for sale classification is regarded as met only when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset or disposal group and the sale expected to be completed within one year from the date of the classification.

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell ("FVLCTS"). If the FVLCTS is lower than the carrying amount, an impairment loss is recognized in the consolidated statement of operations. Costs to sell are the incremental costs directly attributable to the disposal of an asset or disposal group, excluding finance costs and income tax expense. Non-current assets are not depreciated or amortized once classified as held for sale. Assets and liabilities classified as held for sale are presented separately as current items in the Company's consolidated balance sheet.

A disposal group qualifies as a discontinued operation if it is a component of the Company that either has been disposed of, or is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations; (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or (iii) is a subsidiary acquired exclusively with a view to resale. A component of the Company comprises an operation and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company.

Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the consolidated statement of operations.

Revenue Recognition
Revenue Recognition

Revenue from the sale of precious metals - gold and silver - is recognized at the fair value of the consideration received and when all significant risks and rewards of ownership pass to the purchaser including delivery of the product, there is a fixed or determinable selling price and collectability is reasonably assured. Revenue is net of treatment and refining charges if payment of these amounts can be enforced at the time of sale.

Gold and silver revenue is recorded at the time of physical delivery and transfer of title. Sale prices are fixed at the delivery date based on the terms of the contract or at spot prices.

Copper concentrate revenue from smelters and traders is recorded at the time the risks and rewards of ownership pass to the buyer. This revenue is provisionally priced at the date of sale, that is, the price is set in reference to the prevailing market prices at a specified future date after shipment. Revenue on provisionally priced sales is recognized based on estimates of the fair value of consideration receivable predicated on forward market prices. At each reporting date, the provisionally priced metal is fair valued based on forward selling price for the remaining quotational period stipulated in the contract. For this purpose, the selling price can be measured reliably for those products, such as copper, for which there is an active and freely traded commodity market such as London Metals Exchange and the value of product sold by the Company is directly linked to the form in which it is traded on that market. Variations between the prices set under the smelting contracts are caused by changes in market prices and result in an embedded derivative in the accounts receivable. The embedded derivative is recorded at fair value each period until final settlement occurs, with changes in the fair value classified in revenue. The provisional sales quantities are adjusted for changes in metal quantities upon receipt of new information and assay results.

Revenues arising from the use by others of the Company's assets yielding interest, royalties and dividends are recognized when it is probable that the economic benefits associated with the transaction will flow to the Company and the amount of the revenue can be measured reliably, on the following bases:

•	Interest is recognized using the effective interest method.

•	Royalties are recognized on an accrual basis in accordance with the substance of the agreement.

•	Dividends are recognized when the shareholder's right to receive payment is established.

The Company recognizes deferred revenue in the event it receives payments from customers in consideration for future commitments to deliver metals and before such sale meets the criteria for revenue recognition. The Company recognizes amounts in revenue as the metals are delivered to the customer. Specifically, for the metal agreements entered into with Sandstorm Gold Ltd. ("Sandstorm") and Altius Minerals Corporation ("Altius"), the Company determines the amortization of deferred revenue to the Consolidated Statements of Operations on a per unit basis using the estimated total quantity of metal expected to be delivered to Sandstorm and Altius over the terms of the contract. The Company estimates the current portion of deferred revenue based on quantities anticipated to be delivered over the next twelve months.

Financial Instruments
Financial Instruments

Financial assets and financial liabilities, including derivatives, are recognized when the Company becomes a party to the contractual provisions of the financial instrument. On initial recognition, all financial instruments are measured at fair value, net of attributable transaction costs, except for financial instruments classified as at fair value through profit or loss (“FVTPL”). Transaction costs of financial instruments classified as at FVTPL are expensed in the period in which they are incurred. Measurement in subsequent periods depends on the classification of financial instruments.

FVTPL

Financial assets and financial liabilities classified as at FVTPL are measured at fair value with changes in fair value recognized as finance income/expense.

Amortized Cost

Financial assets classified as loans & receivables are measured at amortized cost using the effective interest method. The effective interest method calculates the amortized cost of a financial asset or financial liability and allocates the effective interest income or interest expense over the term of the financial asset or financial liability, respectively. The interest rate is the rate that exactly discounts estimated future cash receipts or payments throughout the term of the financial instrument to the net carrying amount of the financial asset or financial liability, respectively, At the end of each reporting period, the Company determines if there is objective evidence that an impairment loss on financial assets measured at amortized cost has been incurred, and where objective evidence exists , the amount of the loss is measured as the difference between the asset's carrying amount and the present value of estimated future cash flows discounted at the financial asset's original effective interest rate. The amount of the loss is recognized in the Consolidated Statements of Operations.

Available-For-Sale (“AFS”)

AFS financial assets, designated based on the criteria that management does not hold these for the purposes of trading, are presented as investments and measured at fair value with unrealized gains and losses recognized in OCI. Realized gains and losses are recorded in earnings when investments mature or are sold and are calculated using the cost of securities sold. AFS financial assets are reviewed quarterly for significant or prolonged decline in fair value requiring impairment and more frequently when economic or market concerns warrant such evaluation. The review includes an analysis of the facts and circumstances of the financial assets, the market price of actively traded securities, as well as the severity of loss, the financial position and near-term prospects of the investment, credit risk of the counterparties, the length of time the fair value has been below costs, both positive and negative evidence that the carrying amount is recoverable within a reasonable period of time, management's intent and ability to hold the financial assets for a period of time sufficient to allow for any anticipated recovery of fair value and management's market view and outlook. When a decline in the fair value of an available-for-sale investment has been recognized in OCI and there is objective evidence that the asset is impaired after management's review, any cumulative losses that had been recognized in OCI are reclassified as an impairment loss in the consolidated statement of operations. The reclassification adjustment is calculated as the difference between the acquisition cost and current fair value, less any impairment loss on that financial asset previously recognized, if applicable. Impairment losses recognized in the consolidated statement of operations for an investment are subject to reversal, except for equity instruments classified as available-for-sale.

Derivative Instruments and Hedging

The Company's risk management policy objective is to manage certain risks against an adverse price movement, to make revenues more predictable. Hedges are established on a project specific basis where applicable, to protect cash flows in times when significant capital projects are being undertaken or where specific debt servicing requirements exist. In addition, hedges may also be implemented from time to time to safeguard the viability of higher cost operations.

Mainly, derivative instruments are used as hedging instruments to meet the Company's risk management policy objective. Derivative instruments are recorded at fair value, including those derivatives that are embedded in financial or non-financial contracts that are not closely related to the host contracts. Changes in the fair values of derivative instruments are recognized in finance income/expense with the exception of derivatives designated as effective cash flow hedges.

For cash flow hedges that qualify under the hedging requirements of IAS 39 Financial Instruments: Recognition and Measurement (“IAS 39”), the effective portion of any gain or loss on the hedging instrument is recognized in OCI and the ineffective portion is reported as an unrealized gain (loss) on derivatives contracts as finance income/expense in the Consolidated Statement of Operations.

i.	Commodity Derivatives

The Company may enter into commodity derivatives including forward contracts to manage exposure to fluctuations in metal prices such as copper. In the case of forwards, these contracts are intended to reduce the risk of declining prices on future sales. Purchased options are intended to allow the Company to benefit from higher market metal prices. In instances where the call option purchases offset the committed quantities of the corresponding forward, derivative assets/liabilities are presented net of amounts to counterparties. Some of the derivative transactions are effective in achieving the Company's risk management goals, however, they do not meet the hedging requirements of IAS 39, therefore the changes in fair value are recorded in earnings. Realized gains or losses are accounted for at trade date.

The Company has entered into non-hedge derivatives that include forward contracts intended to manage the risk of declining gold and copper prices. Other than those in Brio Gold, the Company does not hedge any of its gold and silver sales.

ii.	Currency Derivatives

The Company, from time to time, may enter into currency forward contracts and "zero-cost collar" option trading strategy to manage the foreign exchange exposure of the operating and capital expenditures associated with its international operations. The Company tests the hedge effectiveness quarterly. Effective unrealized changes in fair value are recorded in OCI. Ineffective changes in fair value and changes in time value of options are recorded in earnings. At settlement, the realized changes are accounted for at trade date and recorded as follows:

•	Amount related to hedging of operating expenditures is included in cost of sales to offset the foreign exchange effect recorded by the mines.

•	Amount related to hedging of capital expenditures is included in capitalized purchases of goods or services to offset the foreign exchange recorded by the mines or development projects.

iii.	Termination of Hedge Accounting

Hedge accounting is discontinued prospectively when:

•	The hedge instrument is sold, terminated or exercised;

•	The hedge no longer meets the criteria for hedge accounting; and

•	The Company revokes the designation.

The Company considers de-recognition of a cash flow hedge when the related forecast transaction is no longer expected to occur. If the Company revokes the designation, the cumulative gain or loss on the hedging instrument that has been recognized in OCI from the period when the hedge was effective remains separately in equity until the forecast transaction occurs or is no longer expected to occur. Otherwise, the cumulative gain or loss on the hedge instrument that has been recognized in OCI from the period when the hedge was effective is reclassified from equity to profit or loss.

Share-Based Payments
Share-Based Payments

The Company accounts for all share-based payments, including share options, restricted share units, deferred share units and performance share units, to employees and non-employees using the fair value based method of accounting and recognize compensation expense over the vesting period. For the deferred share units, the fair value method requires that a mark-to-market adjustment be recorded at the end of each reporting period with the recovery or expense for the period recorded in other operating expenses. The Company's share option plan includes a share appreciation feature. If and when the share options are ultimately exercised, the applicable amount in the equity reserve is transferred to share capital. For further details, including descriptions of the share-based compensation plans, refer to the Management Information Circular for 2017.

Equity instruments, including share-based payments, issued by subsidiaries that are not owned by the parent are non-controlling interests regardless of whether they are vested and of the exercise price (refer to Note 30: Non-Controlling Interest to the Company's Consolidated Financial Statements for additional details).

Income Taxes
Income Taxes

Income tax expense or recovery comprises of current and deferred tax. Income tax expense or recovery is recognized in the Consolidated Statements of Operations except to the extent it relates to items recognized directly in equity or in OCI, in which case the related taxes are recognized in equity or OCI.

Current income tax is the expected tax payable or receivable on the taxable income or loss for the year, which may differ from earnings reported in the Consolidated Statements of Operations due to items of income or expenses that are not currently taxable or deductible for tax purposes, using tax rates substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred income tax is recognized based on the balance sheet method in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for the following temporary differences:

•	Goodwill or the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and

•	Investments in subsidiaries and jointly controlled entities to the extent they can be controlled and that it is probable that they will not reverse in the foreseeable future.

Deferred income tax is recognized on the movement in foreign exchange rates on non-monetary assets denominated in foreign currencies. Foreign exchange gains or losses relating to deferred income taxes are included in the deferred income tax expense in the Consolidated Statements of Operations.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date. Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Inventories
Inventories

Inventories consisting of product inventories, work-in-process (metal-in-circuit, gold-in-process, heap leach ore) and ore stockpiles are measured at the lower of the cost of production and net realizable value. Net realizable value is calculated as the difference between estimated costs to complete production into a saleable form and the prevailing prices at end of the period.

Work-in-process represents inventories that are currently in the process of being converted to a saleable product. The cost of production includes an appropriate proportion of depreciation, depletion and amortization and overhead. The assumptions used in the valuation of work-in-process inventories include estimates of metal contained and recoverable in the ore stacked on leach pads, the amount of metal stacked in the mill circuits that is expected to be recovered from the leach pads, the amount of gold in these mill circuits and an assumption of the precious metal price expected to be realized when the precious metal is recovered. If the cost of inventories is not recoverable due to decline in selling prices or the costs of completion or the estimated costs to be incurred to make the sale have increased, the Company would be required to write-down the recorded value of its work-in-process inventories to net realizable value. Adjustments related to write-down of inventory are included in cost of sales.

Ore in stockpiles is comprised of ore extracted from the mine and available for further processing. Costs are added to ore in stockpiles at the current mining cost per tonne and removed at the accumulated average cost per tonne. Costs are added to ore on the heap leach pads based on current mining costs and removed from the heap leach pad as ounces are recovered in process at the plant based on the average cost per recoverable ounce on the heap leach pad. Although the quantities of recoverable gold placed on the heap leach pads are reconciled by comparing the grades of ore placed on the heap leach pads to the quantities of gold actually recovered, the nature of the leaching process inherently limits the ability to precisely monitor inventory levels. As such, engineering estimates are refined based on actual results over time. Variances between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realizable value are accounted for on a prospective basis. The ultimate recovery of gold from each heap leach pad will not be known until the leaching process is concluded. Ore in stockpiles not expected to be processed in the next twelve months is classified as long-term.

Inventories of materials and supplies expected to be used in production are valued at the lower of cost and net realizable value. When the circumstances that previously caused inventories to be written down below cost no longer exist or when there is clear evidence of an increase in net realizable value because of changed economic circumstances, the amount of write-down is reversed up to the original write-down amount. Write-downs of inventory and reversals of write-downs are reported as a component of current period costs.

Property, Plant and Equipment
Property, Plant and Equipment

i.	Land, Building, Plant and Equipment

Land, building, plant and equipment are recorded at cost, less accumulated depreciation and accumulated impairment losses. The cost is comprised of the asset's purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the estimated decommissioning and restoration costs associated with the asset.

The depreciable amount of building, plant and equipment is amortized on a straight-line basis to the residual value of the asset over the lesser of mine life or estimated useful life of the asset. Each part of an item of building, plant and equipment with a cost that is significant in relation to the total cost of the item is depreciated separately if its useful life differs. Useful lives of building, plant and equipment items range from two to thirty years, but do not exceed the related estimated mine life based on proven and probable mineral reserves and the portion of mineral resources that management expects to become mineral reserves in the future and be economically extracted.

	Depreciation Method	Useful Life
Building	Straight Line	4 to 30 years
Machinery and equipment	Straight Line	2 to 7 years
Vehicles	Straight Line	3 to 5 years
Furniture and office equipment	Straight Line	2 to 10 years
Computer equipment and software	Straight Line	3 to 5 years
Land	Not depreciated

The Company reviews the useful life, depreciation method, residual value and carrying value of its building, plant and equipment at least annually. Where the carrying value is estimated to exceed the estimated recoverable amount, which is the higher of the asset's fair value less costs to sell or value in use, a provision for impairment is measured and recorded.

Expenditures that extend the useful lives of existing facilities or equipment are capitalized and depreciated over the remaining useful lives of the assets or useful life of the component (e.g. major overhaul) of an asset. Repairs and maintenance expenditures are expensed as incurred.

ii.	Exploration, Evaluation Assets and Depletable Producing Properties

The Company's tangible exploration and evaluation assets are comprised of mineral resources and exploration potential. The value associated with mineral resources and exploration potential is the value beyond proven and probable mineral reserves.

Exploration and evaluation assets acquired as part of an asset acquisition or a business combination are recorded as tangible exploration and evaluation assets and are capitalized at cost, which represents the fair value of the assets at the time of acquisition determined by estimating the fair value of the property's mineral reserves, mineral resources and exploration potential at such time.

The value of such assets when acquired is primarily a function of the nature and amount of mineralized materials contained in such properties. Exploration and evaluation stage mineral interests represent interests in properties that potentially contain mineralized material consisting of measured, indicated and inferred mineral resources; other mine exploration potential such as inferred mineral resources not immediately adjacent to existing mineral reserves but located around and near mine or project areas; other mine-related exploration potential that is not part of measured, indicated and inferred mineral resources; and any acquired right to explore and develop a potential mineral deposit.

Exploration and evaluation expenditures incurred by the Company are capitalized at cost if management determines that it is probable future economic benefits will be generated as a result of the expenditures. Expenditures incurred before the Company has obtained legal rights to explore a specific area of interest are expensed. Costs incurred for general exploration that are either not-project-specific or do not result in the acquisition of mineral properties are considered greenfield expenditures and charged to expense. Brownfield expenditures, which typically occur in areas surrounding known deposits and/or re-exploring older mines using new technologies to determine if greater mineral reserves and mineral resources exist, are capitalized. Brownfield activities are focused on the discovery of mineral reserves and mineral resources close to existing operations, including around mine or near-mine, mineral reserve and mineral resource extension and infill drilling.

Exploration expenditures include the costs incurred in either the initial exploration for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits.

Evaluation expenditures include the costs incurred to establish the technical feasibility and commercial viability of developing mineral deposits identified through exploration activities or by acquisition. Evaluation expenditures include the cost of:

•	Acquiring the rights to explore;

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Establishing the volume and grade of deposits through drilling of core samples, trenching and sampling activities in an ore body that is classified as either a mineral resource or a proven and probable mineral reserve;

•	Determining the optimal methods of extraction and metallurgical and treatment processes;

•	Studies related to surveying, transportation and infrastructure requirements;

•	Permitting activities; and

•	Economic evaluations to determine whether development of the mineralized material is commercially justified, including scoping, pre-feasibility and final feasibility studies.

The values assigned to the tangible exploration and evaluation assets are carried at acquired costs until such time as the technical feasibility and commercial viability of extracting mineral resource from the assets is demonstrated, which occurs when the activities are designated as a development project and advancement of the project is considered economically feasible. At that time, the property and the related costs are reclassified as part of the development costs of a producing property not yet subject to depletion, and remain capitalized. Assessment for impairment is conducted before reclassification.

Depletion or depreciation of those capitalized exploration and evaluation costs and development costs commences upon completion of commissioning of the associated project or component. Depletion of mining properties and amortization of preproduction and development costs are calculated and recorded on a unit-of-production basis over the estimate of recoverable ounces. The depletable costs for the reporting period are the total depletable costs related to the ore body or component of the ore body in production multiplied by the number of ounces produced in the reporting period divided by the estimated recoverable ounces, which includes proven and probable mineral reserves of the mine and the portion of mineral resources expected to be classified as mineral reserves and economically extracted. Management assesses the estimated recoverable ounces used in the calculation of depletion at least annually, or whenever facts and circumstances warrant that an assessment should be made. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to the Company's mine plans and changes in metal price forecasts can result in a change in future depletion rates.

The Company assesses and tests its exploration and evaluation assets and mining properties for impairment, and subsequent reversal of impairment, at least annually or when events or changes in circumstances indicate that the related carrying amounts may not be recoverable or that an impairment may be reversed. Costs related to areas of interest abandoned are written off when the decision of abandonment is made. Refer to (e) “Impairment and Reversal of Non-Current Assets and Goodwill” for detail of the policy. An impairment assessment of the exploration and evaluation assets is conducted before the reclassification or transfer of exploration and evaluation assets to depletable producing properties.

iii.	Stripping Costs

In open-pit mining operations, it is often necessary to remove overburden and other waste in order to access the ore body. When accounting for deferred stripping within a mining complex with multiple pits using a common infrastructure:

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In circumstances where the new development is not closely located to a producing mine or is development of a new ore body, the Company accounts for the pre-stripping costs as if the development was related to a separately identified mine and reports it as "mines under construction".

•	In circumstances where the stripping costs are not separately identifiable for the pits, the costs are allocated to the pits on a relevant production measure.

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In circumstances where the stripping costs incurred relate to improvement of access to ore body that benefit future period production, the Company capitalizes the stripping costs and amortizes the costs over the life of the component of the ore body from which future benefits are expected.

During the pre-production phase, stripping costs are deferred and classified as part of the mineral properties, if the costs relate to future benefits and meet the definition of an asset. Once mine production enters into an area where stripping costs have been capitalized, the capitalized stripping costs are depleted on a unit-of-production basis over the mineral reserves and the portion of the mineral resources expected to be classified as mineral reserves that directly benefit from the specific stripping activity.

During the production phase, regular waste removal that does not give rise to future benefits is accounted for as variable production costs and included in the cost of the inventory produced during the period that the stripping costs are incurred. Stripping costs during the production phase are recognized as an asset if, and only if, all of the following are met:

•	It is possible that the future benefit, i.e. improved access to the ore body, associated with the stripping activity will flow to the Company;

•	The Company can identify the component of the ore body for which access has been improved; and

•	The stripping activity costs associated with the component can be measured reliably.

When the costs of the stripping activity asset and the inventory produced are not separately identifiable, the Company uses a stripping ratio to allocate the production stripping costs between the inventory produced and the stripping activity asset. A stripping ratio, which represents a unit amount of overburden or waste anticipated to be removed to gain access to a unit amount of ore or mineral material, is developed as part of the initial mine plan and reviewed periodically for reasonableness. Changes in the estimated stripping ratio can result in a change to the future capitalization of stripping costs incurred. A stripping activity asset recognized during the production phase of an open pit mining operation is depleted on a unit-of-production basis over the mineral reserves and the portion of the mineral resources expected to be classified as mineral reserves of the ore body or the related component of the ore body from the date on which production commences.

iv.	Assets Under Construction

Assets under construction consist of expenditures for the construction of future mines, pre-production revenue credits and expenses prior to achieving completion of commissioning. Completion of commissioning is commonly used as a reference for determining the point in time at which a mine and plant have achieved operational results that are expected to remain at a sustainable operational level over a period of time. Upon completion of commissioning, production costs are no longer capitalized and are reported as operating costs. The determination of when completion of commissioning has been achieved is based on several qualitative and quantitative factors including but not limited to the following:

•	A significant portion of planned capacity, the planned production level, grades and recovery rates have been achieved in a sustainable manner.

•	Achievement of mechanical completion and operational effectiveness.

•	Significant milestones such as obtaining necessary permits and production inputs are achieved to allow continuous and sustainable operations.

Costs associated with commissioning new assets, in the period before they are capable of operating in the manner intended by management, are capitalized. Borrowing costs, including interest, associated with projects that are actively being prepared for production are capitalized to assets under construction. These costs are elements of the historical cost of acquiring an asset when a period of time is required to bring it to the condition and location necessary for its intended use. The borrowing costs eligible for capitalization are determined by applying a capitalization rate, which is the weighted average of the borrowing costs applicable to the borrowings of the Company that are outstanding during the period, to the expenditures on the asset. Capitalized interest costs are amortized on the same basis as the related qualifying asset.

Once the mining project has been established as commercially feasible, all the related capitalized expenditures in the category “mining property costs not subject to depreciation and depletion”, which consists of “project with mineral reserves”, “exploration potential” and “assets under construction”, are transferred to the category “mining property costs subject to depreciation and depletion".

Decommissioning, Restoration and Similar Liabilities and Other Provisions
Decommissioning, Restoration and Similar Liabilities and Other Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Where the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability that have not been reflected in the estimate of the expenditure. The unwinding of the discount is recognized as a finance expense.
Decommissioning, restoration and similar liabilities are a type of provision associated with the retirement of a long-lived asset that the Company has acquired, constructed, developed and/or used in operations. Reclamation obligations on the Company's mineral properties are recorded as decommissioning, restoration and similar liabilities. These include the dismantling and demolition of infrastructure and the removal of residual materials and remediation of disturbed areas. These estimated obligations are provided for in the accounting period when the related disturbance occurs, whether during the mine development or production phases at the present value of estimated future costs to settle the obligations, or when a constructive obligation arises. The costs are estimated based on the Company’s mine closure plan. The cost estimates are updated annually during the life of the operation to reflect known developments, (e.g. revisions to cost estimates and to the estimated lives of operations, or changes in legal or regulatory requirements), and are subject to review at regular intervals.
Decommissioning, restoration and similar liabilities are initially recorded with a corresponding increase to the carrying amounts of property, plant and equipment, with any subsequent changes to the liability accounted for as changes in the carrying amounts of the related property, plant and equipment. The capitalized costs are amortized over the life of the mine on a unit-of-production basis.

Use of Estimates
Mineral Reserve and Mineral Resource Estimates
Key Sources of Estimation Uncertainty
The figures for mineral reserves and mineral resources are determined in accordance with National Instrument 43-101 Standards of Disclosure for Mineral Projects, issued by the Canadian Securities Administrators. This National Instrument lays out the standards of disclosure for mineral projects including rules relating to the determination of mineral reserves and mineral resources. There are numerous uncertainties inherent in estimating mineral reserves and mineral resources, including many factors beyond the Company's control. Such estimation is a subjective process, and the accuracy of any mineral reserve or mineral resource estimate is a function of the quantity and quality of available data and of the assumptions made and judgements used in engineering and geological interpretation. Short-term operating factors relating to the mineral reserves, such as the need for orderly development of the ore bodies or the processing of new or different ore grades, may cause the mining operation to be unprofitable in any particular accounting period. Lower market prices, increased production costs, reduced recovery rates and other factors may result in a revision of its mineral reserve estimates from time to time or may render the Company’s mineral reserves uneconomic to exploit, which may materially and adversely affect the results of operations or financial condition. Mineral reserve data are not indicative of future results of operations. Evaluation of mineral resources is conducted from time to time and mineral resources may change depending on further geological interpretation, drilling results and metal prices. The Company regularly evaluates its mineral resources and it often determines the merits of increasing the reliability of its overall mineral resources.
Differences between management's assumptions, and actual events including economic assumptions such as metal prices and market conditions, could have a material effect in the future on the Company's financial position and results of operations.
Estimates of the quantities of proven and probable mineral reserves and mineral resources form the basis for the Company’s LOM plans, which are used for a number of important business and accounting purposes, including: determination of the useful life of property, plant and equipment and measurement of the depreciation expense, capitalization and amortization of stripping costs, exploration and evaluation of mineral resources and determination of technical feasibility and commercial viability, and forecasting the timing of the payments related to the environmental rehabilitation provision. In addition, the underlying life of mine ("LOM") plans are used in the impairment tests for goodwill and non-current assets.
Estimated Recoverable Ounces
Key Sources of Estimation Uncertainty
The carrying amounts of the Company’s mining properties are depleted based on recoverable ounces contained in proven and probable mineral reserves plus a portion of mineral resources. The Company includes a portion of mineral resources where it is considered probable that those mineral resources will be economically extracted. Changes to estimates of recoverable ounces and depletable costs including changes resulting from revisions to the Company’s mine plans and changes in metal price forecasts can result in a change to future depletion rates.
Economic Recoverability and Probability of Future Economic Benefits of Exploration, Evaluation and Development Costs
Critical Judgements in Applying Accounting Policies
Management has determined that exploration and evaluation costs incurred during the year and costs associated with projects under construction have future economic benefits and are economically recoverable. In making this judgement, management has assessed various sources of information including but not limited to the geologic and metallurgic information, history of conversion of mineral deposits to proven and probable mineral reserves, scoping and feasibility studies, proximity of operating facilities, operating management expertise, existing permits and life of mine plans.

Intangible Assets
Intangible Assets

Intangible assets acquired by way of an asset acquisition or business combination are recognized if the asset is separable or arises from contractual or legal rights and the fair value can be measured reliably on initial recognition.  Intangible assets must be identifiable, controlled by the Company and with future economic benefits expected to flow from the assets.  Intangible assets that are acquired by the Company and have finite useful lives are measured at cost less accumulated amortization and accumulated impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over the lesser of mine life or estimated useful life of the intangible asset. The Company reviews the useful life, amortization method and carrying value on a regular basis.